Quarterly Holdings Report

for

Fidelity® MSCI Communication Services Index ETF

October 31, 2019

T09-QTLY-1219

1.9584819.105

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 16.1%
Alternative Carriers – 3.7%
Anterix, Inc. (a)	7,937	$321,925
Bandwidth, Inc. Class A (a)	9,279	521,016
CenturyLink, Inc.	310,824	4,022,062
Cogent Communications Holdings, Inc.	27,444	1,609,316
GCI Liberty, Inc. Class A (a)	33,366	2,334,953
Globalstar, Inc. (a)	370,308	141,458
Iridium Communications, Inc. (a)	67,655	1,655,518
ORBCOMM, Inc. (a)	48,064	192,737
Vonage Holdings Corp. (a)	143,515	1,402,141
Zayo Group Holdings, Inc. (a)	131,287	4,482,138

		16,683,264

Integrated Telecommunication Services – 12.4%
AT&T, Inc.	906,326	34,884,488
ATN International, Inc.	6,976	413,188
Cincinnati Bell, Inc. (a)	22,594	115,455
Consolidated Communications Holdings, Inc.	45,986	183,944
Frontier Communications Corp. (a)	66,380	60,406
Verizon Communications, Inc.	328,991	19,894,086

		55,551,567

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		72,234,831

ENTERTAINMENT – 17.7%
Interactive Home Entertainment – 4.5%
Activision Blizzard, Inc.	144,796	8,112,920
Electronic Arts, Inc. (a)	59,134	5,700,518
Glu Mobile, Inc. (a)	72,408	429,379
Rosetta Stone, Inc. (a)	13,515	258,947
Take-Two Interactive Software, Inc. (a)	27,922	3,360,413
Zynga, Inc. Class A (a)	324,450	2,001,856

		19,864,033

Movies & Entertainment – 13.2%
AMC Entertainment Holdings, Inc. Class A	32,448	304,038
Cinemark Holdings, Inc.	46,199	1,690,883
IMAX Corp. (a)	34,479	736,127
Liberty Media Corp-Liberty Braves Class A (a)	5,428	160,235
Liberty Media Corp-Liberty Braves Class C (a)	22,286	655,431
Liberty Media Corp-Liberty Formula One Class C (a)	60,074	2,553,145
Lions Gate Entertainment Corp. Class A	36,454	291,267
Lions Gate Entertainment Corp. Class B	70,761	530,000
Live Nation Entertainment, Inc. (a)	40,041	2,822,890
Netflix, Inc. (a)	71,843	20,648,397
Roku, Inc. (a)	20,651	3,039,827
The Madison Square Garden Co. Class A (a)	6,375	1,701,615

	Shares	Value
The Marcus Corp.	12,873	$464,715
The Walt Disney Co.	153,726	19,972,082
Viacom, Inc. Class B	103,435	2,230,059
World Wrestling Entertainment, Inc. Class A	22,842	1,280,066

		59,080,777

TOTAL ENTERTAINMENT		78,944,810

INTERACTIVE MEDIA & SERVICES – 41.8%
Interactive Media & Services – 41.8%
Alphabet, Inc. (a)	41,219	51,940,474
Alphabet, Inc. Class A (a)	39,027	49,127,188
ANGI Homeservices, Inc. Class A (a)	42,397	290,419
Care.com, Inc. (a)	18,214	212,740
Cargurus, Inc. (a)	46,357	1,557,132
Cars.com, Inc. (a)	39,441	446,078
Eventbrite, Inc. Class A (a)	22,582	406,024
Facebook, Inc. Class A (a)	343,719	65,873,746
IAC/InterActiveCorp. (a)	16,910	3,842,798
Liberty TripAdvisor Holdings, Inc. Class A (a)	44,956	433,825
QuinStreet, Inc. (a)	26,563	340,803
Snap, Inc. Class A (a)	201,124	3,028,927
TripAdvisor, Inc. (a)	44,592	1,801,517
TrueCar, Inc. (a)	53,441	175,287
Twitter, Inc. (a)	144,331	4,325,600
Yelp, Inc. (a)	45,324	1,564,131
Zillow Group, Inc. Class C (a)	50,882	1,657,227

TOTAL INTERACTIVE MEDIA & SERVICES		187,023,916

MEDIA – 21.0%
Advertising – 1.8%
Boston Omaha Corp. Class A (a)	5,447	122,340
Clear Channel Outdoor Holdings, Inc. (a)	232,258	541,161
comScore, Inc. (a)	28,548	65,946
Emerald Expositions Events, Inc.	15,670	152,312
Fluent, Inc. (a)	24,366	56,773
National CineMedia, Inc.	39,365	330,469
Omnicom Group, Inc.	49,183	3,796,436
TechTarget, Inc. (a)	14,607	356,411
The Interpublic Group of Cos., Inc.	115,599	2,514,278

		7,936,126

Broadcasting – 4.5%
AMC Networks, Inc. Class A (a)	28,242	1,229,939
CBS Corp. Class B	81,198	2,926,376
Discovery, Inc. Class A (a)	64,061	1,726,764
Discovery, Inc. Class C (a)	99,064	2,500,376
Entercom Communications Corp. Class A	77,707	270,420
Entravision Communications Corp. Class A	38,543	109,462
Fox Corp. Class A	88,583	2,838,199
Fox Corp. Class B (a)	59,722	1,865,715

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Common Stocks – continued

	Shares	Value
MEDIA – continued
Broadcasting – continued
Gray Television, Inc. (a)	58,743	$963,973
Hemisphere Media Group, Inc. (a)	11,039	142,514
Nexstar Media Group, Inc. Class A	18,923	1,841,019
Sinclair Broadcast Group, Inc. Class A	34,975	1,393,404
TEGNA, Inc.	112,245	1,687,042
The E.W. Scripps Co. Class A	30,032	403,480

		19,898,683

Cable & Satellite – 12.9%
Altice USA, Inc. Class A (a)	89,181	2,760,152
Cable One, Inc.	1,663	2,204,090
Charter Communications, Inc. Class A (a)	28,367	13,271,785
Comcast Corp. Class A	433,743	19,440,361
DISH Network Corp. Class A (a)	73,308	2,520,329
Liberty Broadband Corp. Class C (a)	27,673	3,267,351
Liberty Global PLC Class A (a)	66,724	1,678,109
Liberty Global PLC Series C (a)	108,296	2,585,025
Liberty Latin America Ltd. Class A (a)	27,281	509,882
Liberty Latin America Ltd. Class C (a)	73,382	1,350,963
Liberty Media Corp-Liberty SiriusXM Class A (a)	41,594	1,867,986
Liberty Media Corp-Liberty SiriusXM Class C (a)	54,550	2,465,114
Loral Space & Communications Ltd. (a)	7,343	293,647
MSG Networks, Inc. Class A (a)	27,412	444,348
Sirius XM Holdings, Inc.	452,394	3,040,088
WideOpenWest, Inc. (a)	15,913	101,048

		57,800,278

Publishing – 1.8%
Gannett Co., Inc.	71,359	774,245
John Wiley & Sons, Inc. Class A	28,374	1,307,190
Meredith Corp.	24,968	941,294
New Media Investment Group, Inc.	36,252	319,380
News Corp. Class A	153,129	2,099,399
Scholastic Corp.	18,818	724,493

	Shares	Value
The New York Times Co. Class A	61,511	$1,900,690
Tribune Publishing Co.	10,294	92,234

		8,158,925

TOTAL MEDIA		93,794,012

WIRELESS TELECOMMUNICATION SERVICES – 3.3%
Wireless Telecommunication Services – 3.3%
Boingo Wireless, Inc. (a)	27,730	262,603
Gogo, Inc. (a)	35,562	218,706
Shenandoah Telecommunications Co.	29,498	948,656
Spok Holdings, Inc.	11,373	135,339
Sprint Corp. (a)	509,808	3,165,908
Telephone & Data Systems, Inc.	63,206	1,649,044
T-Mobile US, Inc. (a)	97,043	8,021,574
United States Cellular Corp. (a)	8,310	309,298

TOTAL WIRELESS TELECOMMUNICATION SERVICES		14,711,128

TOTAL COMMON STOCKS (Cost $411,242,769)		446,708,697

Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $387,000)	387,000	387,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $411,629,769)		447,095,697

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(143,810)

NET ASSETS – 100.0%		$446,951,887

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to

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Schedule of Investments (Unaudited) – continued

the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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